Provision for Contingencies - Summary of Activity of Contingency Provision (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Loss Contingency Accrual [Roll Forward]
Beginning Balance		R$ 1,368,435		R$ 1,129,074
Monetary variation	[1]	119,013		264,511
Additions/(reversals)	[1]	26,606		143,517
Write-offs for payment/terminations	[2]	(657,823)		(168,667)
Reclassification from liabilities subjected to compromise		4,182,489
Ending Balance		5,038,720		1,368,435
Labor contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance		697,190		543,026
Monetary variation	[1]	22,244		162,695
Additions/(reversals)	[1]	(57,200)		92,803
Write-offs for payment/terminations	[2]	(241,225)		(101,334)
Reclassification from liabilities subjected to compromise		1,036,172
Ending Balance		1,457,181		697,190
Tax contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance		660,304		576,133
Monetary variation	[1]	77,697		99,902
Additions/(reversals)	[1]	(49,659)		49,616
Write-offs for payment/terminations	[2]	(38,259)		(65,347)
Ending Balance		650,083		660,304
Civil contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance		10,941	[3]	9,915
Monetary variation	[1]	19,072		1,914
Additions/(reversals)	[1]	133,465		1,098
Write-offs for payment/terminations	[2]	(378,339)		(1,986)
Reclassification from liabilities subjected to compromise		3,146,317
Ending Balance	[3]	R$ 2,931,456		R$ 10,941

[1]	The Company has been continually monitoring its proceedings, as well as the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and Ratification of the JRP. Accordingly, the Company reversed the provision for contingencies and the related monetary variation.
[2]	This line item basically includes the amounts related to proceedings terminated and included in the list of the Company's judicial reorganization creditors, which were transferred to the line item trade payables and will be paid according to the terms of the JRP.
[3]	Includes R$157,809 related to the agreement entered into with Pharol, as described in Note 30.